Frank Value Fund Annual Fund Operating Expenses - Frank Value Fund	Nov. 01, 2024
INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%	[1]
Net Expenses (as a percentage of Assets)	1.39%
CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%	[1]
Net Expenses (as a percentage of Assets)	2.14%
INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%	[1]
Net Expenses (as a percentage of Assets)	1.14%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.